United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES#— 100.2%
Domestic Equity Investment Companies — 92.7%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	2,412,675	$30,351,451
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,811,626	19,855,420
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	833,405	19,910,045
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	2,536,239	46,286,369
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,711,430	25,568,770
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	1,419,146	24,707,330
SunAmerica Series, Inc. Focused Technology Portfolio, Class A†	756,319	5,301,794
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†*	927,749	15,242,921
Total Domestic Equity Investment Companies (cost $162,481,755)		187,224,100

International Equity Investment Companies — 7.5%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $14,784,715)	1,183,942	15,178,137
TOTAL INVESTMENTS (cost $177,266,470)(1)	100.2%	202,402,237
Liabilities in excess of other assets	(0.2)	(452,758)
NET ASSETS	100.0%	$201,949,479

†	Non-income producing security
*

Effective February 28, 2011, the Focused Value Portfolio’s name was changed to the “SunAmerica Strategic Value Portfolio”, along with certain changes to the Portfolio’s principal investment strategies and techniques.

#	See Note 3
@

The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$187,224,100	$—	$—	$187,224,100
International Equity Investment Companies	15,178,137	—	—	15,178,137
Total	$202,402,237	$—	$—	$202,402,237

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Alternative Strategies Investment Companies — 30.3%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $115,472,320)	11,404,532	$122,256,586
Domestic Equity Investment Companies — 31.9%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	1,888,229	23,753,917
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,554,312	28,366,185
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	1,624,069	24,263,586
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	966,042	16,818,798
SunAmerica Series, Inc. Focused StarALPHA Portfolio, Class A	2,073,083	21,000,330
SunAmerica Series, Inc. Focused Technology Portfolio, Class A†	2,043,037	14,321,691
Total Domestic Equity Investment Companies (cost $124,078,162)		128,524,507

Fixed Income Investment Companies — 18.2%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	1,756,971	20,293,017
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	7,864,339	27,131,969
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,043,942	19,417,450
SunAmerica Senior Floating Rate Fund, Inc., Class A	761,425	6,373,127
Total Fixed Income Investment Companies (cost $72,420,908)		73,215,563

International Equity Investment Companies — 19.9%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	3,154,064	40,435,098
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	4,145,222	39,835,581
Total International Equity Investment Companies (cost $67,269,626)		80,270,679
TOTAL INVESTMENTS (cost $379,241,016) (1)	100.3%	404,267,335
Liabilities in excess of other assets	(0.3)	(1,380,913)
NET ASSETS	100.0%	$402,886,422

†	Non-income producing security
#	See Note 3
@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$122,256,586	$—	$—	$122,256,586
Domestic Equity Investment Companies	128,524,507	—	—	128,524,507
Fixed Income Investment Companies	73,215,563	—	—	73,215,563
International Equity Investment Companies	80,270,679	—	—	80,270,679
Total	$404,267,335	$—	$—	$404,267,335

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES#— 100.4%
Alternative Strategies Investment Companies — 15.4%
SunAmerica Specialty Series SunAmerica Alternative Strategies Fund, Class A (cost $28,364,414)	2,833,016	$30,369,932

Domestic Equity Investment Companies — 57.3%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	783,053	9,850,802
SunAmerica Series, Inc. Focused Dividend Strategy Portfolio, Class A	2,152,830	23,595,019
SunAmerica Series, Inc. Focused Growth and Income Portfolio, Class A	988,019	13,931,067
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	404,692	9,668,086
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,302,558	23,771,678
SunAmerica Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	659,187	9,848,258
SunAmerica Series, Inc. Focused Small-Cap Value Portfolio, Class A	695,699	12,112,125
SunAmerica Series, Inc. SunAmerica Strategic Value Portfolio, Class A†*	602,856	9,904,930
Total Domestic Equity Investment Companies (cost $100,466,892)		112,681,965

Fixed Income Investment Companies — 24.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	3,167,719	36,587,153
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	1,213,646	4,187,079
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	796,347	7,565,294
Total Fixed Income Investment Companies (cost $48,661,614)		48,339,526

International Equity Investment Companies — 3.1%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $5,528,427)	473,746	6,073,426
TOTAL INVESTMENTS (cost $183,021,347)(1)	100.4%	197,464,849
Liabilities in excess of other assets	(0.4)	(747,423)
NET ASSETS	100.0%	$196,717,426

†	Non-income producing security
*

Effective February 28, 2011, the Focused Value Portfolio’s name was changed to the “SunAmerica Strategic Value Portfolio”, along with certain changes to the Portfolio’s principal investment strategies and techniques.

#	See Note 3
@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Alternative Strategies Investment Companies	$30,369,932	$—	$—	$30,369,932
Domestic Equity Investment Companies	112,681,965	—	—	112,681,965
Fixed Income Investment Companies	48,339,526	—	—	48,339,526
International Equity Investment Companies	6,073,426	—	—	6,073,426
Total	$197,464,849	$—	$—	$197,464,849

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.5%
Domestic Equity Investment Companies — 34.7%
SunAmerica Equity Funds SunAmerica Value Fund, Class A	100,421	$1,263,292
SunAmerica Series, Inc. Focused Growth Portfolio, Class A†	50,346	1,202,755
SunAmerica Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	69,362	1,265,848
SunAmerica Series, Inc. Focused StarALPHA Portfolio, Class A	540,763	5,477,926
Total Domestic Equity Investment Companies (cost $8,372,090)		9,209,821

Fixed Income Investment Companies — 65.8%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	641,918	7,414,149
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,058,842	10,059,000
Total Fixed Income Investment Companies (cost $17,622,480)		17,473,149
TOTAL INVESTMENTS (cost $25,994,570)(1)	100.5%	26,682,970
Liabilities in excess of other assets	(0.5)	(128,247)
NET ASSETS	100.0%	$26,554,723

†	Non-income producing security
#	See Note 3
@

The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Domestic Equity Investment Companies	$9,209,821	$—	$—	$9,209,821
Fixed Income Investment Companies	17,473,149	—	—	17,473,149
Total	$26,682,970	$—	$—	$26,682,970

See Notes to Portfolios of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.6%
Fixed Income Investment Companies — 100.6%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	657,983	$7,599,702
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	229,025	790,137
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	796,015	7,562,146
SunAmerica Senior Floating Rate Fund, Inc., Class A	85,629	716,714
TOTAL INVESTMENTS (cost $16,910,174) (1)	100.6%	16,668,699
Liabilities in excess of other assets	(0.6)	(98,504)
NET ASSETS	100.0%	$16,570,195

#	See Note 3
@

The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds, including such funds’ prospectuses and shareholder reports, is available on our website, www.sunamericafunds.com.

(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Affiliated Investment Companies:
Fixed Income Investment Companies	$16,668,699	$—	$—	$16,668,699

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 92.5%
Aerospace/Defense-Equipment — 3.8%
United Technologies Corp.	191,291	$15,551,958
Apparel Manufacturers — 1.1%
Coach, Inc.	78,900	4,267,701
Applications Software — 1.4%
Microsoft Corp.	198,800	5,511,730
Beverages-Non-alcoholic — 2.7%
PepsiCo, Inc.	169,152	10,878,165
Casino Hotels — 1.4%
Las Vegas Sands Corp.†	122,800	5,708,972
Commercial Services-Finance — 1.9%
Visa, Inc., Class A	107,510	7,509,574
Computer Services — 2.4%
Accenture PLC, Class A	106,800	5,496,996
Cognizant Technology Solutions Corp., Class A†	59,700	4,355,115
		9,852,111
Computers — 7.5%
Apple, Inc.†	76,850	26,076,742
Hewlett-Packard Co.	95,917	4,382,448
		30,459,190
Computers-Memory Devices — 2.6%
EMC Corp.†	416,400	10,364,196
Cosmetics & Toiletries — 2.2%
Procter & Gamble Co.	140,917	8,896,090
Diversified Banking Institutions — 6.7%
Goldman Sachs Group, Inc.	50,300	8,230,086
JPMorgan Chase & Co.	258,900	11,634,966
Morgan Stanley	255,400	7,508,760
		27,373,812
Diversified Minerals — 1.7%
BHP Billiton, Ltd. ADR	77,668	6,914,782
E-Commerce/Products — 3.1%
Amazon.com, Inc.†	52,900	8,973,956
MercadoLibre, Inc.†	54,500	3,694,010
		12,667,966
E-Commerce/Services — 0.7%
priceline.com, Inc.†	6,800	2,913,936
Electronic Components-Semiconductors — 4.2%
Broadcom Corp., Class A	121,074	5,459,226
Cree, Inc.†	40,000	2,084,800
Intel Corp.	198,930	4,269,038
Micron Technology, Inc.†	491,100	5,176,194
		16,989,258
Electronic Forms — 0.8%
Adobe Systems, Inc.†	93,100	3,076,955
Enterprise Software/Service — 2.5%
Oracle Corp.	322,600	10,332,878
Industrial Gases — 1.3%
Praxair, Inc.	54,358	5,057,468
Instruments-Scientific — 1.8%
Thermo Fisher Scientific, Inc.†	130,719	7,486,277
Medical Instruments — 0.7%
St. Jude Medical, Inc.†	71,300	2,887,650
Medical-Biomedical/Gene — 3.7%
Alexion Pharmaceuticals, Inc.†	131,900	11,055,858
Celgene Corp.†	73,400	3,782,302
		14,838,160
Medical-Drugs — 0.9%
Abbott Laboratories	78,650	3,551,834
Medical-Generic Drugs — 2.1%
Mylan, Inc.†	201,892	4,675,819
Teva Pharmaceutical Industries, Ltd. ADR	66,400	3,628,760
		8,304,579
Metal-Copper — 1.5%
Freeport-McMoRan Copper & Gold, Inc.	57,339	6,235,616
Multimedia — 1.6%
Walt Disney Co.	164,700	6,401,889
Networking Products — 1.5%
Cisco Systems, Inc.†	289,700	6,127,155
Oil Companies-Exploration & Production — 3.2%
Occidental Petroleum Corp.	102,900	9,948,372
Southwestern Energy Co.†	79,400	3,136,300
		13,084,672
Oil-Field Services — 5.6%
Schlumberger, Ltd.	254,500	22,647,955
Pharmacy Services — 1.9%
Express Scripts, Inc.†	138,648	7,810,042
Retail-Apparel/Shoe — 0.9%
Urban Outfitters, Inc.†	110,500	3,737,110
Retail-Discount — 2.6%
Wal-Mart Stores, Inc.	191,200	10,720,584
Retail-Office Supplies — 1.7%
Staples, Inc.	314,000	7,005,340
Retail-Restaurants — 1.2%
McDonald’s Corp.	68,500	5,046,395
Transport-Rail — 4.1%
Union Pacific Corp.	175,700	16,626,491
Web Hosting/Design — 1.1%
Equinix, Inc.†	52,500	4,642,050
Web Portals/ISP — 4.2%
Google, Inc., Class A†	28,055	16,843,100
Wireless Equipment — 3.6%
QUALCOMM, Inc.	272,150	14,731,480
X-Ray Equipment — 0.6%
Hologic, Inc.†	117,582	2,342,233
Total Common Stock (cost $318,428,105)		375,397,354

EXCHANGE-TRADED FUNDS — 5.8%
Industrial Select Sector SPDR Fund (cost $20,643,273)	656,400	23,787,936
Total Long-Term Investment Securities (cost $339,071,378)		399,185,290

REPURCHASE AGREEMENT — 1.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $7,205,000)	$7,205,000	7,205,000
TOTAL INVESTMENTS (cost $346,276,378)(2)	100.1%	406,390,290
Liabilities in excess of other assets	(0.1)	(508,018)
NET ASSETS	100.0%	$405,882,272

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Computers	$30,459,190	$—	$—	$30,459,190
Diversified Banking Institutions	27,373,812	—	—	27,373,812
Oil Field Services	22,647,955	—	—	22,647,955
Other Industries*	294,916,397	—	—	294,916,397
Exchange-Traded Funds	23,787,936	—	—	23,787,936
Repurchase Agreement	—	7,205,000	—	7,205,000
Total	$399,185,290	$7,205,000	$—	$406,390,290

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED GROWTH PORTFOLIO

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.0%
Applications Software — 5.1%
Microsoft Corp.	322,475	$8,940,619
Auto-Cars/Light Trucks — 3.1%
Ford Motor Co.†	142,065	2,265,937
General Motors Co.†	90,365	3,297,419
		5,563,356
Banks-Commercial — 1.9%
Standard Chartered PLC(1)	131,793	3,435,648
Beverages-Non-alcoholic — 2.5%
Hansen Natural Corp.†	78,285	4,443,995
Brewery — 2.7%
Anheuser-Busch InBev NV(1)	84,737	4,688,133
Chemicals-Diversified — 1.0%
Israel Chemicals, Ltd.(1)	109,301	1,721,233
Computers — 7.6%
Apple, Inc.†	39,376	13,361,064
Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	23,640	1,814,843
Diversified Banking Institutions — 6.3%
Bank of America Corp.	606,268	8,324,060
JPMorgan Chase & Co.	64,200	2,885,148
		11,209,208
E-Commerce/Services — 5.0%
eBay, Inc.†	291,740	8,857,226
Electronic Components-Misc. — 2.3%
Tyco Electronics, Ltd.	111,355	4,034,392
Electronic Connectors — 1.3%
Amphenol Corp., Class A	41,910	2,319,299
Electronic Forms — 1.5%
Adobe Systems, Inc.†	81,945	2,708,282
Enterprise Software/Service — 4.3%
Oracle Corp.	235,116	7,530,765
Finance-Investment Banker/Broker — 2.1%
Charles Schwab Corp.	203,254	3,668,735
Finance-Other Services — 2.1%
CME Group, Inc.	12,000	3,702,720
Insurance-Life/Health — 2.5%
Prudential PLC(1)	405,442	4,392,057
Medical Instruments — 2.9%
Intuitive Surgical, Inc.†	15,818	5,107,790
Medical-Biomedical/Gene — 6.9%
Celgene Corp.†	196,828	10,142,547
Vertex Pharmaceuticals, Inc.†	52,439	2,039,353
		12,181,900
Multimedia — 3.8%
News Corp., Class A	441,040	6,624,421
Networking Products — 3.9%
Cisco Systems, Inc.†	324,995	6,873,644
Pharmacy Services — 2.0%
Medco Health Solutions, Inc.†	58,515	3,570,585
Printing-Commercial — 1.5%
VistaPrint NV†	52,050	2,635,812
Real Estate Operations & Development — 0.9%
Hang Lung Properties, Ltd. (1)	361,000	1,574,804
Retail-Apparel/Shoe — 2.5%
Limited Brands, Inc.	152,340	4,454,422
Retail-Restaurants — 3.1%
Chipotle Mexican Grill, Inc.†	24,705	5,408,419
Soap & Cleaning Preparation — 0.3%
Reckitt Benckiser Group PLC(1)	8,561	465,341
Transport-Services — 6.2%
C.H. Robinson Worldwide, Inc.	69,335	5,345,035
United Parcel Service, Inc., Class B	77,550	5,554,131
		10,899,166
Web Portals/ISP — 8.5%
Google, Inc., Class A†	16,050	9,635,778
Yahoo!, Inc.†	337,857	5,446,255
		15,082,033
Wireless Equipment — 2.2%
Crown Castle International Corp.†	93,450	3,940,786
Total Long-Term Investment Securities (cost $146,828,002)		171,210,698

SHORT-TERM INVESTMENT SECURITIES — 3.8%
U.S. Government Agencies — 3.8%
Federal Home Loan Bank Disc. Notes 0.10% due 02/01/11 (cost $6,800,000)	$6,800,000	6,800,000
TOTAL INVESTMENTS (cost $153,628,002) (2)	100.8%	178,010,698
Liabilities in excess of other assets	(0.8)	(1,466,275)
NET ASSETS	100.0%	$176,544,423

†	Non-income producing security
(1)

Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $16,277,216 representing 9.2% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Applications Software	$8,940,619	$—		$—	$8,940,619
Computers	13,361,064	—		—	13,361,064
Diversified Banking Institutions	11,209,208	—		—	11,209,208
E-Commerce/Services	8,857,226	—		—	8,857,226
Medical-Biomedical/Gene	12,181,900	—		—	12,181,900
Transport-Services	10,899,166	—		—	10,899,166
Web Portals/ISP	15,082,033	—		—	15,082,033
Other Industries*	74,402,266	16,277,216	#	—	90,679,482
Short-Term Investment Securities:
U.S Government Agencies	—	6,800,000		—	6,800,000
Total	$154,933,482	$23,077,216		$—	$178,010,698

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $16,277,216 representing 9.2% of net assets.  See Note 1.

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.3%
Advanced Materials — 2.3%
Hexcel Corp.†	232,400	$4,420,248
Aerospace/Defense-Equipment — 2.3%
BE Aerospace, Inc.†	112,300	4,344,887
Applications Software — 2.4%
Nuance Communications, Inc.†	220,400	4,480,732
Auto/Truck Parts & Equipment-Original — 4.0%
Dana Holding Corp.†	206,000	3,691,520
Titan International, Inc.	212,125	4,030,375
		7,721,895
Banks-Commercial — 4.5%
East West Bancorp, Inc.	206,900	4,491,799
Signature Bank†	77,400	4,043,376
		8,535,175
Coal — 1.8%
International Coal Group, Inc.†	377,400	3,490,950
Commercial Services-Finance — 1.8%
Cardtronics, Inc.†	203,100	3,470,979
Computer Aided Design — 3.4%
Aspen Technology, Inc.†	174,300	2,466,345
Parametric Technology Corp.†	178,900	3,976,947
		6,443,292
Consumer Products-Misc. — 2.2%
Jarden Corp.	126,000	4,271,400
Diversified Manufacturing Operations — 1.8%
Crane Co.	77,400	3,437,334
E-Commerce/Services — 2.1%
IAC/InterActive Corp.†	141,500	4,003,035
Electric Products-Misc. — 1.9%
AMETEK, Inc.	90,100	3,674,278
Electronic Components-Semiconductors — 3.4%
Entropic Communications, Inc.†	255,200	2,799,544
QLogic Corp.†	211,100	3,759,691
		6,559,235
Enterprise Software/Service — 4.3%
Ariba, Inc.†	176,000	4,943,840
Taleo Corp., Class A†	109,100	3,214,086
		8,157,926
Footwear & Related Apparel — 1.9%
Iconix Brand Group, Inc.†	184,500	3,662,325
Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.†	37,200	3,788,076
Leisure Products — 1.7%
WMS Industries, Inc.†	78,900	3,309,855
Machinery-Construction & Mining — 2.6%
Terex Corp.†	150,100	4,867,743
Medical Instruments — 3.5%
NuVasive, Inc.†	118,700	3,317,071
Volcano Corp.†	127,300	3,342,898
		6,659,969
Medical-Biomedical/Gene — 1.4%
Alexion Pharmaceuticals, Inc.†	32,800	2,749,296
Medical-HMO — 1.7%
Centene Corp.†	116,200	3,221,064
Networking Products — 2.4%
Polycom, Inc.†	104,200	4,569,170
Oil Companies-Exploration & Production — 6.1%
Approach Resources, Inc.†	132,400	3,531,108
Kodiak Oil & Gas Corp.†	377,300	2,395,855
Petrohawk Energy Corp.†	142,700	2,861,135
Resolute Energy Corp.†	159,400	2,885,140
		11,673,238
Oil-Field Services — 1.9%
Key Energy Services, Inc.†	265,800	3,537,798
Patient Monitoring Equipment — 2.0%
Insulet Corp.†	222,200	3,784,066
Physicians Practice Management — 0.8%
IPC The Hospitalist Co., Inc.†	38,690	1,436,560
Printing-Commercial — 2.5%
VistaPrint NV†	94,300	4,775,352
Research & Development — 2.3%
Parexel International Corp.†	188,600	4,377,406
Retail-Apparel/Shoe — 3.5%
Finish Line, Inc., Class A	207,000	3,185,730
Guess?, Inc.	81,100	3,469,458
		6,655,188
Retail-Office Supplies — 1.7%
OfficeMax, Inc.†	203,000	3,262,210
Satellite Telecom — 1.0%
GeoEye, Inc.†	48,293	1,927,857
Savings & Loans/Thrifts — 1.1%
BankUnited, Inc.†	75,800	2,122,400
Steel-Producers — 2.7%
Carpenter Technology Corp.	46,400	1,909,360
Steel Dynamics, Inc.	179,000	3,257,800
		5,167,160
Telecom Equipment-Fiber Optics — 2.0%
Finisar Corp.†	115,100	3,832,830
Transactional Software — 2.1%
VeriFone Systems, Inc.†	102,500	4,093,850
Transport-Truck — 3.9%
J.B. Hunt Transport Services, Inc.	87,900	3,603,900
Swift Transporation Co.†	266,900	3,814,001
		7,417,901
Web Hosting/Design — 1.7%
Equinix, Inc.†	36,000	3,183,120
Wireless Equipment — 2.6%
Aruba Networks, Inc.†	122,700	2,644,185
RF Micro Devices, Inc.†	337,300	2,266,656
		4,910,841
Total Common Stock (cost $152,927,552)		177,996,641

EXCHANGE-TRADED FUNDS — 2.0%
iShares Russell 2000 Index Fund (cost $3,707,788)	49,400	3,850,730

Total Long-Term Investment Securities (cost $156,635,340)		181,847,371
REPURCHASE AGREEMENT — 7.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $13,990,000)	$13,990,000	13,990,000
TOTAL INVESTMENTS (cost $170,625,340)(2)	102.6%	195,837,371
Liabilities in excess of other assets	(2.6)	(5,040,784)
NET ASSETS	100.0%	$190,796,587

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Oil Companies-Exploration & Production	$11,673,238	$—	$—	$11,673,238
Other Industries*	166,323,403	—	—	166,323,403
Exchange-Traded Funds	3,850,730	—	—	3,850,730
Repurchase Agreement	—	13,990,000	—	13,990,000
Total	$181,847,371	$13,990,000	$—	$195,837,371

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SUNAMERICA STRATEGIC VALUE PORTFOLIO*

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 99.8%
Agricultural Chemicals — 1.9%
Potash Corp. of Saskatchewan, Inc.	22,207	$3,947,960

Airport Development/Maintenance — 1.6%
Beijing Capital International Airport Co., Ltd.(1)	5,932,000	3,161,022

Banks-Fiduciary — 5.4%
Bank of New York Mellon Corp.	104,103	3,251,137
Northern Trust Corp.	47,696	2,479,238
State Street Corp.	111,067	5,189,050
		10,919,425

Casino Hotels — 6.0%
Las Vegas Sands Corp.†	179,836	8,360,575
MGM Resorts International†	268,390	3,980,224
		12,340,799

Commercial Services-Finance — 9.0%
Mastercard, Inc., Class A	31,817	7,525,039
Verisk Analytics, Inc., Class A†	139,593	4,722,431
Visa, Inc., Class A	88,126	6,155,601
		18,403,071

Computer Services — 1.5%
Computershare, Ltd.(1)	304,226	3,066,255

Data Processing/Management — 3.4%
Broadridge Financial Solutions, Inc.	302,059	6,914,131

Decision Support Software — 2.0%
MSCI, Inc., Class A†	117,003	4,005,013

Diversified Financial Services — 0.9%
CBOE Holdings, Inc.	82,593	1,900,465

Diversified Minerals — 5.6%
Anglo American PLC ADR	239,914	5,894,687
BHP Billiton, Ltd. ADR	62,028	5,522,353
		11,417,040

Diversified Operations — 1.9%
Icahn Enterprises LP†	96,608	3,912,624

Finance-Other Services — 13.4%
CME Group, Inc.	23,922	7,381,372
Hong Kong Exchanges and Clearing, Ltd.(1)	215,400	4,984,082
IntercontinentalExchange, Inc.†	38,753	4,669,349
NYSE Euronext	153,386	4,879,209
Singapore Exchange, Ltd.(1)	818,860	5,421,254
		27,335,266

Gold Mining — 1.8%
Franco-Nevada Corp.	130,460	3,625,807

Insurance-Reinsurance — 3.7%
Berkshire Hathaway, Inc., Class A†	31	3,795,175
Berkshire Hathaway, Inc., Class B†	45,846	3,747,911
		7,543,086

Investment Companies — 0.4%
Urbana Corp., Class A†	735,231	881,088

Investment Management/Advisor Services — 0.2%
Cohen & Steers, Inc.	13,740	388,979

Medical Products — 4.2%
Baxter International, Inc.	84,167	4,081,258
Becton, Dickinson and Co.	53,212	4,413,935
		8,495,193

Metal-Copper — 3.1%
Freeport-McMoRan Copper & Gold, Inc.	59,011	6,417,446

Metal-Diversified — 2.1%
Rio Tinto PLC ADR	62,489	4,341,736

Oil Companies-Exploration & Production — 9.6%
Canadian Natural Resources, Ltd.	221,184	9,862,551
Canadian Oil Sands, Ltd.	212,417	5,831,471
EnCana Corp.	121,823	3,931,228
		19,625,250

Oil Companies-Integrated — 5.5%
Cenovus Energy, Inc.	121,823	4,216,294
Suncor Energy, Inc.	168,071	6,976,627
		11,192,921

Patient Monitoring Equipment — 1.3%
Mindray Medical International, Ltd. ADR	104,534	2,734,609

Real Estate Investment Trusts — 2.4%
General Growth Properties, Inc.†	325,616	4,822,373

Real Estate Operations & Development — 2.0%
Brookfield Asset Management, Inc., Class A	74,372	2,426,758
Howard Hughes Corp.†	31,377	1,577,636
		4,004,394

Retail-Major Department Stores — 2.6%
Sears Holdings Corp.†	71,462	5,386,091

Transport-Rail — 8.0%
CSX Corp.	86,166	6,083,320
Norfolk Southern Corp.	72,245	4,420,671
Union Pacific Corp.	61,744	5,842,835
		16,346,826

Transport-Services — 0.3%
Tianjin Port Development Holdings, Ltd.†(1)	2,690,000	692,884

TOTAL INVESTMENTS (cost $158,160,452) (2)	99.8%	203,821,754
Other assets less liabilities	0.2	404,040

NET ASSETS	100.0%	$204,225,794

*

Effective February 28, 2011, the Focused Value Portfolio’s name was changed to the “SunAmerica Strategic Value Portfolio”, along with certain changes to the Portfolio’s principal investment strategies and techniques.

†	Non-income producing security
(1)

Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $17,325,497 representing 8.5% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Fiduciary	$10,919,425	$—		$—	$10,919,425
Casino Hotels	12,340,799	—		—	12,340,799
Commercial Services - Finance	18,403,071	—		—	18,403,071
Diversified Minerals	11,417,040	—		—	11,417,040
Finance-Other Services	16,929,930	10,405,336	#	—	27,335,266
Oil Companies-Exploration & Production	19,625,250	—		—	19,625,250
Oil Companies-Integrated	11,192,921	—		—	11,192,921
Transport-Rail	16,346,826	—		—	16,346,826
Other Industries*	69,320,995	6,920,161	#	—	76,241,156
Total	$186,496,257	$17,325,497		$—	$203,821,754

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $17,325,497 representing 8.5% of net assets.  See Note 1.

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 87.1%
Airlines — 2.0%
Hawaiian Holdings, Inc.†	402,350	$2,973,367

Apparel Manufacturers — 2.0%
The Jones Group, Inc.	236,200	2,997,378

Banks-Commercial — 6.1%
East West Bancorp, Inc.	187,800	4,077,138
Sterling Bancorp	298,725	2,924,518
SVB Financial Group†	41,700	2,187,999
		9,189,655

Building & Construction-Misc. — 3.0%
MasTec, Inc.†	301,400	4,587,308

Coal — 2.1%
International Coal Group, Inc.†	348,135	3,220,249

Computers-Memory Devices — 1.7%
STEC, Inc.†	125,100	2,563,299

Diversified Minerals — 1.7%
Fronteer Gold, Inc.†	253,853	2,502,991

Electronic Components-Misc. — 4.7%
Sanmina-SCI Corp.†	293,140	4,405,894
Vishay Intertechnology, Inc.†	164,900	2,720,850
		7,126,744

Enterprise Software/Service — 1.9%
Lawson Software, Inc.†	310,499	2,918,691

Finance-Investment Banker/Broker — 1.9%
KBW, Inc.	108,100	2,891,675

Food-Misc. — 2.0%
B&G Foods, Inc.	225,836	3,032,977

Footwear & Related Apparel — 2.7%
Deckers Outdoor Corp.†	55,600	4,080,484

Gas-Distribution — 3.1%
South Jersey Industries, Inc.	89,108	4,655,002

Insurance-Property/Casualty — 1.0%
AMERISAFE, Inc.†	83,700	1,490,697

Investment Companies — 2.8%
Fifth Street Finance Corp.	320,068	4,218,496

Investment Management/Advisor Services — 0.8%
U.S. Global Investors, Inc., Class A	165,651	1,199,313

Machinery-General Industrial — 1.6%
Flow International Corp.†	652,221	2,445,829

Medical-Biomedical/Gene — 2.3%
Incyte Corp., Ltd.†	241,319	3,557,042

Non-Ferrous Metals — 5.5%
Uranerz Energy Corp.†	1,670,752	8,387,175

Oil Companies-Exploration & Production — 6.3%
Approach Resources, Inc.†	96,850	2,582,989
Brigham Exploration Co.†	58,600	1,735,146
Kodiak Oil & Gas Corp.†	261,700	1,661,795
McMoRan Exploration Co.†	146,800	2,297,420
Resolute Energy Corp.†	66,900	1,210,890
		9,488,240

Oil-Field Services — 0.9%
North American Energy Partners, Inc.†	112,480	1,348,635

Precious Metals — 1.9%
North American Palladium, Ltd.†	442,400	2,893,296

Real Estate Investment Trusts — 8.5%
American Assets Trust, Inc.†	53,700	1,143,273
Education Realty Trust, Inc.	172,747	1,347,427
Government Properties Income Trust	57,495	1,489,121
Home Properties, Inc.	57,900	3,223,872
LaSalle Hotel Properties	120,550	3,347,673
Sunstone Hotel Investors, Inc.†	221,600	2,262,536
		12,813,902

Rental Auto/Equipment — 3.2%
United Rentals, Inc.†	180,491	4,810,085

Retail-Jewelry — 3.0%
Signet Jewelers, Ltd.†	106,111	4,507,595

Savings & Loans/Thrifts — 1.8%
BankUnited, Inc.†	53,200	1,489,600
Dime Community Bancshares	85,352	1,287,108
		2,776,708

Semiconductor Equipment — 1.8%
Entegris, Inc.†	359,259	2,748,331

Steel-Producers — 1.0%
AK Steel Holding Corp.	96,500	1,534,350

Telecom Services — 7.0%
Vonage Holdings Corp.†	3,212,268	10,536,239

Transport-Truck — 2.8%
Swift Transporation Co.†	299,047	4,273,382

Total Common Stock (cost $109,700,202)		131,769,135

EXCHANGE-TRADED FUNDS — 2.0%
SPDR KBW Regional Banking ETF (cost $3,004,978)	117,100	3,059,823

Total Long-Term Investment Securities (cost $112,705,180)		134,828,958

REPURCHASE AGREEMENT — 8.4%
State Street Bank & Trust Co. Joint Repurchase Agreement(1) (cost $12,725,000)	$12,725,000	12,725,000

TOTAL INVESTMENTS (cost $125,430,180) (2)	97.5%	147,553,958
Other assets less liabilities	2.5	3,809,469

NET ASSETS	100.0%	$151,363,427

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Banks-Commercial	$9,189,655	$—	$—	$9,189,655
Non-Ferrous Metals	8,387,175	—	—	8,387,175
Oil Companies-Exploration & Production	9,488,240	—	—	9,488,240
Real Estate Investment Trusts	12,813,902	—	—	12,813,902
Telecom Services	10,536,239	—	—	10,536,239
Other Industries*	81,353,924	—	—	81,353,924
Exchange-Traded Funds	3,059,823	—	—	3,059,823
Repurchase Agreement	—	12,725,000	—	12,725,000
Total	$134,828,958	$12,725,000	$—	$147,553,958

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 96.3%
Aerospace/Defense-Equipment — 1.8%
United Technologies Corp.	50,100	$4,073,130

Apparel Manufacturers — 0.4%
Coach, Inc.	17,100	924,939

Applications Software — 4.4%
Microsoft Corp.	352,100	9,761,973

Banks-Super Regional — 3.4%
US Bancorp	100,000	2,700,000
Wells Fargo & Co.	150,000	4,863,000
		7,563,000

Beverages-Non-alcoholic — 2.4%
PepsiCo, Inc.	83,600	5,376,316

Cable/Satellite TV — 3.0%
Comcast Corp., Class A	300,000	6,825,000

Casino Hotels — 1.0%
Las Vegas Sands Corp.†	46,200	2,147,838

Commercial Services-Finance — 0.8%
Visa, Inc., Class A	24,998	1,746,110

Computers — 2.8%
Apple, Inc.†	18,700	6,345,284

Computers-Memory Devices — 1.6%
EMC Corp.†	142,000	3,534,380

Diversified Banking Institutions — 15.5%
Bank of America Corp.	500,000	6,865,000
Citigroup, Inc.†	1,500,000	7,230,000
Goldman Sachs Group, Inc.	37,900	6,201,198
JPMorgan Chase & Co.	256,100	11,509,134
Morgan Stanley	100,000	2,940,000
		34,745,332

Diversified Manufacturing Operations — 2.7%
General Electric Co.	300,000	6,042,000

Diversified Minerals — 0.8%
BHP Billiton, Ltd. ADR	20,400	1,816,212

E-Commerce/Products — 0.9%
Amazon.com, Inc.†	11,900	2,018,716

Electronic Components-Semiconductors — 3.8%
Broadcom Corp., Class A	45,700	2,060,613
Intel Corp.	300,000	6,438,000
		8,498,613

Electronic Forms — 0.5%
Adobe Systems, Inc.†	34,600	1,143,530

Enterprise Software/Service — 1.1%
Oracle Corp.	78,600	2,517,558

Food-Misc. — 2.7%
Kraft Foods, Inc., Class A	200,000	6,114,000

Instruments-Scientific — 2.2%
Thermo Fisher Scientific, Inc.†	84,500	4,839,315

Insurance-Property/Casualty — 2.5%
Travelers Cos., Inc.	100,000	5,626,000

Medical Products — 2.7%
Johnson & Johnson	100,000	5,977,000

Medical-Biomedical/Gene — 1.8%
Alexion Pharmaceuticals, Inc.†	33,200	2,782,824
Celgene Corp.†	22,400	1,154,272
		3,937,096

Medical-Drugs — 3.3%
Pfizer, Inc.	400,000	7,288,000

Medical-HMO — 1.8%
UnitedHealth Group, Inc.	100,000	4,105,000

Metal-Copper — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	14,100	1,533,375

Networking Products — 3.5%
Cisco Systems, Inc.†	370,500	7,836,075

Oil Companies-Exploration & Production — 2.7%
Anadarko Petroleum Corp.	50,000	3,854,000
Occidental Petroleum Corp.	22,700	2,194,636
		6,048,636

Oil Companies-Integrated — 6.8%
Chevron Corp.	75,000	7,119,750
Exxon Mobil Corp.	100,000	8,068,000
		15,187,750

Oil-Field Services — 2.6%
Schlumberger, Ltd.	65,600	5,837,744

Pharmacy Services — 1.1%
Express Scripts, Inc.†	43,400	2,444,722

Retail-Apparel/Shoe — 0.4%
Urban Outfitters, Inc.†	26,000	879,320

Retail-Discount — 3.7%
Target Corp.	100,000	5,483,000
Wal-Mart Stores, Inc.	48,200	2,702,574
		8,185,574

Retail-Drug Store — 3.0%
CVS Caremark Corp.	200,000	6,840,000

Retail-Office Supplies — 1.2%
Staples, Inc.	117,200	2,614,732

Transport-Rail — 1.9%
Union Pacific Corp.	45,600	4,315,128

Web Hosting/Design — 0.6%
Equinix, Inc.†	14,200	1,255,564

Web Portals/ISP — 2.2%
Google, Inc., Class A†	8,300	4,982,988

Wireless Equipment — 2.0%
QUALCOMM, Inc.	81,200	4,395,356

Total Common Stock (cost $201,653,488)		215,323,306

EXCHANGE-TRADED FUNDS — 2.1%
Industrial Select Sector SPDR Fund (cost $4,000,340)	128,600	4,660,464

U.S. CORPORATE BONDS & NOTES — 0.0%
Electric-Integrated — 0.0%
Southern Energy, Inc. Escrow Notes 7.90% due 07/15/09†(1)(2)	$150,000	0

Independent Power Producers — 0.0%
Calpine Corp. Escrow Notes 8.75% due 07/15/13†(1)(2)	175,000	0

Total U.S. CORPORATE BONDS & NOTES (cost $0)		0

FOREIGN CORPORATE BONDS & NOTES — 0.0%
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Escrow Notes 6.50% due 08/01/27†(1)(2) (cost $0)	30,000	0

Total Long-Term Investment Securities (cost $205,653,828)		219,983,770

REPURCHASE AGREEMENT — 9.8%
State Street Bank and Trust Co. Joint Repurchase Agreement(3) (cost $21,964,000)	21,964,000	21,964,000

TOTAL INVESTMENTS (cost $227,617,828) (4)	108.2%	241,947,770
Liabilities in excess of other assets	(8.2)	(18,263,968)

NET ASSETS	100.0%	$223,683,802

†	Non-income producing security
(1)	Illiquid security. At January 31, 2011, the aggregate value of these securities was $0 representing 0% of net assets.
(2)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.
(3)	See Note 2 for details of Joint Repurchase Agreement.
(4)	See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Diversified Banking Institutions	$34,745,332	$—	$—	$34,745,332
Oil Companies-Integrated	15,187,750	—	—	15,187,750
Other Industries*	165,390,224	—	—	165,390,224
Exchange-Traded Funds	4,660,464	—	—	4,660,464
U.S. Corporate Bonds & Notes	—	—	0	0
Foreign Corporate Bonds & Notes	—	—	0	0
Repurchase Agreement	—	21,964,000	—	21,964,000
Total	$219,983,770	$21,964,000	$0	$241,947,770

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes

Balance as of 10/31/2010	$0	$0
Accrued discounts/premiums	—	—
Realized gain(loss)	—	—
Change in unrealized appreciation(depreciation)	—	—
Net purchases(sales)	—	—
Transfers in and/or out of Level 3	—	—
Balance as of 01/31/2011	$0	$0

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCK — 101.2%
Applications Software — 7.4%
Check Point Software Technologies, Ltd.†	20,700	$922,185
Microsoft Corp.	114,000	3,160,650
		4,082,835

Commercial Services — 1.6%
Alliance Data Systems Corp.†	12,500	884,250

Commercial Services-Finance — 3.2%
Visa, Inc., Class A	25,600	1,788,160

Computer Aided Design — 2.0%
Autodesk, Inc.†	27,600	1,122,768

Computer Services — 6.7%
Accenture PLC, Class A	45,300	2,331,591
Cognizant Technology Solutions Corp., Class A†	18,900	1,378,755
		3,710,346

Computers — 10.0%
Apple, Inc.†	8,879	3,012,822
Hewlett-Packard Co.	55,533	2,537,303
		5,550,125

Computers-Memory Devices — 11.5%
EMC Corp.†	120,063	2,988,368
NetApp, Inc.†	11,400	623,922
SanDisk Corp.†	25,700	1,166,009
Western Digital Corp.†	46,900	1,595,538
		6,373,837

E-Commerce/Products — 0.8%
Amazon.com, Inc.†	2,700	458,028

E-Commerce/Services — 1.6%
eBay, Inc.†	8,700	264,132
IAC/InterActive Corp.†	21,800	616,722
		880,854

Electronic Components-Semiconductors — 13.7%
Broadcom Corp., Class A	27,634	1,246,017
Cree, Inc.†	22,300	1,125,927
Entropic Communications, Inc.†	71,800	787,646
Intel Corp.	48,436	1,039,437
Micron Technology, Inc.†	192,200	2,025,788
NVIDIA Corp.†	11,600	277,472
QLogic Corp.†	63,700	1,134,497
		7,636,784

Electronic Forms — 3.3%
Adobe Systems, Inc.†	56,100	1,854,105

Enterprise Software/Service — 1.6%
Ariba, Inc.†	5,300	148,422
Oracle Corp.	23,300	746,299
		894,721

Internet Infrastructure Software — 4.1%
Akamai Technologies, Inc.†	19,300	932,576
F5 Networks, Inc.†	12,219	1,324,295
		2,256,871

Networking Products — 6.6%
Cisco Systems, Inc.†	149,700	3,166,155
Netgear, Inc.†	14,900	516,359
		3,682,514

Printing-Commercial — 2.4%
VistaPrint NV†	26,100	1,321,704

Semiconductor Components-Integrated Circuits — 1.9%
Marvell Technology Group, Ltd.†	55,737	1,059,560

Semiconductor Equipment — 1.1%
ASML Holding NV	7,400	310,874
Veeco Instruments, Inc.†	7,500	324,450
		635,324

Telecom Equipment-Fiber Optics — 3.5%
Corning, Inc.	54,600	1,212,666
Finisar Corp.†	21,700	722,610
		1,935,276

Transactional Software — 1.8%
VeriFone Systems, Inc.†	25,600	1,022,464

Web Hosting/Design — 2.3%
Equinix, Inc.†	14,241	1,259,189

Web Portals/ISP — 5.5%
Google, Inc., Class A†	5,125	3,076,845

Wireless Equipment — 8.6%
Aruba Networks, Inc.†	34,500	743,475
Motorola Mobility Holdings, Inc.†	7,400	206,238
Nokia OYJ ADR	61,200	654,840
QUALCOMM, Inc.	58,605	3,172,289
		4,776,842

TOTAL INVESTMENTS (cost $45,913,527) (1)	101.2%	56,263,402
Liabilities in excess of other assets	(1.2)	(683,959)

NET ASSETS	100.0%	$55,579,443

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR—American Depository Receipt

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Application Software	$4,082,835	$—	$—	$4,082,835
Computer Services	3,710,346	—	—	3,710,346
Computers	5,550,125	—	—	5,550,125
Computers-Memory Devices	6,373,837	—	—	6,373,837
Electronic Components-Semiconductors	7,636,784	—	—	7,636,784
Networking Products	3,682,514	—	—	3,682,514
Web Portals/ISP	3,076,845	—	—	3,076,845
Wireless Equipment	4,776,842	—	—	4,776,842
Other Industries*	17,373,274	—	—	17,373,274
Total	$56,263,402	$—	$—	$56,263,402

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

Portfolio of Investments — January 31, 2011 — (Unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 97.9%
Aerospace/Defense — 14.1%
General Dynamics Corp.	260,164	$19,616,366
Lockheed Martin Corp.	250,072	19,905,731
Northrop Grumman Corp.	275,700	19,106,010
Raytheon Co.	374,433	18,717,906
		77,346,013

Applications Software — 3.3%
Microsoft Corp.	663,068	18,383,560

Chemicals-Diversified — 3.4%
E.I. du Pont de Nemours & Co.	372,117	18,858,890

Commercial Services-Finance — 3.5%
H&R Block, Inc.	1,530,375	19,160,295

Consumer Products-Misc. — 3.3%
Clorox Co.	289,586	18,212,064

Data Processing/Management — 3.3%
Broadridge Financial Solutions, Inc.	801,220	18,339,926

Electronic Components-Misc. — 3.2%
Garmin, Ltd.	564,827	17,413,616

Electronic Components-Semiconductors — 3.4%
Intel Corp.	858,151	18,415,920

Food-Misc. — 3.2%
Kraft Foods, Inc., Class A	566,077	17,304,974

Medical Products — 3.0%
Johnson & Johnson	277,878	16,608,768

Medical-Drugs — 12.7%
Bristol-Myers Squibb Co.	670,722	16,888,780
Eli Lilly & Co.	503,222	17,497,029
Merck & Co., Inc.	491,001	16,286,503
Pfizer, Inc.	1,035,420	18,865,352
		69,537,664

Medical-Outpatient/Home Medical — 3.4%
Lincare Holdings, Inc.	688,165	18,614,863

Multimedia — 6.5%
McGraw-Hill Cos., Inc.	463,319	18,060,175
Meredith Corp.	520,853	17,552,746
		35,612,921

Oil Companies-Integrated — 3.7%
Chevron Corp.	211,358	20,064,215

Retail-Restaurants — 3.0%
McDonald’s Corp.	227,269	16,742,907

Schools — 3.0%
Strayer Education, Inc.	135,407	16,248,840

Telephone-Integrated — 9.9%
AT&T, Inc.	611,258	16,821,820
CenturyLink, Inc.	418,016	18,075,012
Verizon Communications, Inc.	536,859	19,122,918
		54,019,750

Tobacco — 12.0%
Altria Group, Inc.	688,164	16,178,736
Lorillard, Inc.	202,327	15,223,083
Philip Morris International, Inc.	295,875	16,935,885
Reynolds American, Inc.	541,626	17,229,123
		65,566,827

Total Long-Term Investment Securities (cost $515,133,711)		536,452,013

REPURCHASE AGREEMENT — 3.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $17,870,000)	$17,870,000	17,870,000

TOTAL INVESTMENTS (cost $533,003,711) (2)	101.2%	554,322,013
Liabilities in excess of other assets	(1.2)	(6,681,054)

NET ASSETS	100.0%	$547,640,959

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Aerospace/Defense	$77,346,013	$—	$—	$77,346,013
Medical-Drugs	69,537,664	—	—	69,537,664
Multimedia	35,612,921	—	—	35,612,921
Telephone-Integrated	54,019,750	—	—	54,019,750
Tobacco	65,566,827	—	—	65,566,827
Other Industries*	234,368,838	—	—	234,368,838
Repurchase Agreement	—	17,870,000	—	17,870,000
Total	$536,452,013	$17,870,000	$—	$554,322,013

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

FOCUSED STARALPHA PORTFOLIO

Portfolio of Investments — January 31, 2011 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCK — 93.3%
Aerospace/Defense — 3.9%
Boeing Co.	20,600	$1,431,288

Applications Software — 1.5%
Microsoft Corp.	19,697	546,099

Beverages-Non-alcoholic — 3.4%
Dr Pepper Snapple Group, Inc.	19,000	673,170
Primo Water Corp.†	48,900	605,871
		1,279,041

Building & Construction-Misc. — 2.6%
MasTec, Inc.†	63,100	960,382

Chemicals-Diversified — 3.8%
Rockwood Holdings, Inc.†	34,800	1,412,532

Coal — 1.9%
International Coal Group, Inc.†	74,910	692,918

Commercial Services — 3.7%
Iron Mountain, Inc.	57,025	1,390,840

Commercial Services-Finance — 0.3%
Mastercard, Inc., Class A	130	30,746
Verisk Analytics, Inc., Class A†	1,960	66,307
		97,053

Computers — 3.7%
Apple, Inc.†	4,100	1,391,212

Data Processing/Management — 2.7%
Fiserv, Inc.†	16,377	1,011,607

Diversified Financial Services — 0.1%
CBOE Holdings, Inc.	1,220	28,072

Diversified Minerals — 0.6%
Fronteer Gold, Inc.†	21,738	214,337

Diversified Operations — 0.8%
Icahn Enterprises LP	2,740	110,970
Leucadia National Corp.	5,510	179,185
		290,155

Electronic Components-Semiconductors — 11.3%
Altera Corp.	18,000	676,260
Avago Technologies, Ltd.	50,900	1,461,339
Intel Corp.	34,000	729,640
ON Semiconductor Corp.†	122,265	1,351,028
		4,218,267

Enterprise Software/Service — 1.7%
CA, Inc.	27,000	642,600

Finance-Other Services — 0.6%
CME Group, Inc.	336	103,676
Singapore Exchange, Ltd.(1)	15,580	103,147
		206,823

Gold Mining — 0.2%
Franco-Nevada Corp.	2,060	57,253

Investment Management/Advisor Services — 2.9%
BlackRock, Inc.	4,000	792,080
U.S. Global Investors, Inc., Class A	36,782	266,302
		1,058,382

Medical-Biomedical/Gene — 2.9%
Gilead Sciences, Inc.†	28,153	1,080,512

Medical-Drugs — 3.5%
Actelion, Ltd.†(1)	14,000	757,253
Eli Lilly & Co.	16,000	556,320
		1,313,573

Medical-Wholesale Drug Distribution — 1.8%
Cardinal Health, Inc.	16,000	664,160

Metal-Copper — 3.8%
Freeport-McMoRan Copper & Gold, Inc.	12,900	1,402,875

Multimedia — 1.9%
News Corp., Class A	47,000	705,940

Non-Ferrous Metals — 2.9%
Uranerz Energy Corp.†	212,840	1,068,457

Oil Companies-Exploration & Production — 2.0%
Resolute Energy Corp.†	41,800	756,580

Precious Metals — 0.8%
North American Palladium, Ltd.†	47,400	309,996

Real Estate Operations & Development — 0.3%
Brookfield Asset Management, Inc., Class A	3,930	128,236

Recreational Centers — 2.4%
Life Time Fitness, Inc.†	22,400	893,312

Retail-Apparel/Shoe — 1.6%
Gap, Inc.	31,000	597,370

Retail-Discount — 3.7%
Wal-Mart Stores, Inc.	24,800	1,390,536

Retail-Regional Department Stores — 1.7%
Macy’s, Inc.	28,000	648,200

Schools — 2.0%
Grand Canyon Education, Inc.†	41,006	741,799

Steel-Producers — 0.9%
AK Steel Holding Corp.	20,700	329,130

Telecom Services — 2.4%
Vonage Holdings Corp.†	275,175	902,574

Telephone-Integrated — 1.9%
Qwest Communications International, Inc.	98,000	698,740

Transport-Truck — 2.3%
Swift Transporation Co.†	60,600	865,974

Web Portals/ISP — 6.0%
Google, Inc., Class A†	3,700	2,221,332

Wireless Equipment — 2.8%
QUALCOMM, Inc.	19,000	1,028,470

Total Common Stock (cost $32,627,413)		34,676,627

EXCHANGE-TRADED FUNDS — 2.2%
iShares Russell 2000 Index Fund	9,200	717,140
SPDR KBW Regional Banking ETF	4,600	120,198

Total EXCHANGE-TRADED FUNDS (cost $788,067)		837,338

Total Long-Term Investment Securities (cost $33,415,480)		35,513,965

REPURCHASE AGREEMENT — 2.9%
State Street Bank and Trust Co., Joint Repurchase Agreement(2) (cost $1,073,000)	$1,073,000	1,073,000

TOTAL INVESTMENTS (cost $34,488,480) (3)	98.4%	36,586,965
Other assets less liabilities	1.6	592,243

NET ASSETS	100.0%	$37,179,208

†	Non-income producing security
(1)

Security was valued using fair value procedures at January 31, 2011. The aggregate value of these securities was $860,400 representing 2.3% of net assets. Securities are classified as Level 2 disclosure based on the securities valuation inputs. See Note 1 regarding fair value pricing for foreign equity securities.

(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.

ETF — Exchange-Traded Funds

The following is a summary of the inputs used to value the Portfolo’s net assets as of January 31, 2011 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2- Other Observable Inputs		Level 3-Signifcant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Electronic Components-Semiconductors	$4,218,267	$—		$—	$4,218,267
Web Portals/ISP	2,221,332	—		—	2,221,332
Other Industries*	27,376,628	860,400	#	—	28,237,028
Exchange-Traded Funds	837,338	—		—	837,338
Repurchase Agreement	—	1,073,000		—	1,073,000
Total	$34,653,565	$1,933,400		$—	$36,586,965

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of common stocks by industry classification, please refer to the Portfolio of Investments.

# Includes foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities; therefore these securities were classified as Level 2 instead of Level 1.  The aggregate value of these securities was $860,400 representing 2.3% of net assets.  See Note 1.

See Notes to Portfolios of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a Portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the securities. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

The various inputs that may be used to determine the value of the Portfolios’ investments are summarized into three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 – Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of January 31, 2011 are reported on a schedule following the Portfolio of Investments.

Note 2. Repurchase Agreements

As of January 31, 2011, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank and Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	3.07%	$7,205,000
Focused Small-Cap Growth	5.97	13,990,000
Focused Small-Cap Value	5.43	12,725,000
Focused Growth and Income	9.37	21,964,000
Focused Dividend Strategy	7.62	17,870,000
Focused StarALPHA	0.46	1,073,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated January 31, 2011, bearing interest at a rate of 0.01% per annum, with a principal amount of $234,462,000, a repurchase price of $234,462,065 and a maturity date of February 1, 2011.  The repurchase agreement is collateralized by the following:

		Maturity	Principal	Market
Type of Collateral	Interest Rate	Date	Amount	Value
U.S. Treasury Bonds	4.38%	05/15/40	$10,495,000	$10,285,100
U.S. Treasury Bonds	4.50	08/15/39	225,745,000	228,867,903

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by SunAmerica Asset Management Corp. (“SunAmerica Funds”). For the three months ended January 31, 2011, transactions in these securities were as follows:

			Capital Gain
			Distribution	Value at
Portfolio	Security	Income	Received	October 31, 2010
Focused Equity Strategy	Various SunAmerica Funds*	$914,832	$—	$199,389,997
Focused Multi-Asset Strategy	Various SunAmerica Funds*	4,679,940	2,337,997	405,559,473
Focused Balanced Strategy	Various SunAmerica Funds*	1,771,585	1,886,774	199,809,243
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	152,150	415,416	27,469,649
Focused Fixed Income Strategy	Various SunAmerica Funds*	151,267	366,600	18,722,957

					Change in
		Cost of	Cost of	Realized	Unrealized	Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	January 31, 2011
Focused Equity Strategy	Various SunAmerica Funds*	$12,147,108	$24,948,043	$1,762,885	$14,050,290	$202,402,237
Focused Multi-Asset Strategy	Various SunAmerica Funds*	47,167,725	65,728,818	3,726,333	13,542,622	404,267,335
Focused Balanced Strategy	Various SunAmerica Funds*	29,048,100	36,032,932	1,913,234	2,727,204	197,464,849
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	2,644,287	3,144,603	(64,679)	(221,684)	26,682,970
Focused Fixed Income Strategy	Various SunAmerica Funds*	857,264	2,128,569	65,701	(848,654)	16,668,699

* See Portfolio of Investments for details.

19

Note 4. Federal Income Taxes

As of January 31, 2011, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused Fixed	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Income and Equity	Fixed Income
	Portfolio	Portfolio	Portfolio	Strategy Portfolio	Stategy Portfolio
Cost (tax basis)	$178,453,365	$383,182,543	$188,634,504	$27,820,867	$17,398,189
Appreciation	30,986,763	30,965,300	18,578,982	844,703	43,933
Depreciation	(7,037,891)	(9,880,508)	(9,748,637)	(1,982,600)	(773,423)
Net unrealized appreciation (depreciation)	$23,948,872	$21,084,792	$8,830,345	$(1,137,897)	$(729,490)

	Focused	Focused	Focused	SunAmerica	Focused
	Large-Cap Growth	Growth	Small-Cap Growth	Strategic Value	Small-Cap Value
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$356,208,682	$153,972,829	$172,317,942	$169,280,038	$131,729,414
Appreciation	62,395,774	30,035,145	26,110,048	53,370,856	23,099,112
Depreciation	(12,214,166)	(5,997,276)	(2,590,619)	(18,829,140)	(7,274,568)
Net unrealized appreciation (depreciation)	$50,181,608	$24,037,869	$23,519,429	$34,541,716	$15,824,544

	Focused	Focused	Focused	Focused
	Growth and Income	Technology	Dividend Strategy	StarALPHA
	Portfolio	Portfolio	Portfolio	Portfolio
Cost (tax basis)	$233,946,855	$48,030,896	$536,161,890	$37,301,095
Appreciation	15,672,475	10,488,449	31,154,294	3,175,469
Depreciation	(7,671,560)	(2,255,943)	(12,994,171)	(3,889,599)
Net unrealized appreciation (depreciation)	$8,000,915	$8,232,506	$18,160,123	$(714,130)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2011

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 31, 2011

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 31, 2011

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